PROVISIONS - Legal Claims and Other Costs (Details) - Legal claims and other costs - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Litigation	€ 19	€ 21
Disease claims	4	4
Other	3	3
Total Provisions for legal claims and other costs	€ 26	€ 28